Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 11,867,264	¥ 10,836,109	¥ 10,032,704
Total expense	9,357,769	9,040,533	8,154,478
Income (loss) before income tax expense (benefit)	2,509,495	1,795,576	1,878,226
Net income attributable to Mitsubishi UFJ Financial Group	1,729,359	1,266,933	1,325,869
Total assets at end of fiscal year	425,581,652	405,940,211	397,820,570
Domestic, Japan
Foreign Activities Disclosure [Line Items]
Total revenue	4,407,092	2,905,946	3,824,225
Total expense	3,737,025	3,015,746	2,695,960
Income (loss) before income tax expense (benefit)	670,067	(109,800)	1,128,265
Net income attributable to Mitsubishi UFJ Financial Group	270,426	(343,745)	930,001
Total assets at end of fiscal year	254,932,299	261,732,514	257,518,304
United States of America
Foreign Activities Disclosure [Line Items]
Total revenue	3,283,133	3,179,967	2,578,487
Total expense	1,999,441	2,141,975	2,210,134
Income (loss) before income tax expense (benefit)	1,283,692	1,037,992	368,353
Net income attributable to Mitsubishi UFJ Financial Group	1,196,575	903,188	456,755
Total assets at end of fiscal year	80,069,950	66,393,043	61,312,679
Foreign, Europe
Foreign Activities Disclosure [Line Items]
Total revenue	956,645	1,321,415	598,995
Total expense	1,123,782	1,014,249	692,351
Income (loss) before income tax expense (benefit)	(167,137)	307,166	(93,356)
Net income attributable to Mitsubishi UFJ Financial Group	(277,182)	219,445	(239,793)
Total assets at end of fiscal year	28,386,626	23,652,847	23,578,110
Foreign, Asia / Oceania Excluding Japan
Foreign Activities Disclosure [Line Items]
Total revenue	2,078,650	2,173,457	2,079,886
Total expense	1,792,496	2,038,743	1,849,365
Income (loss) before income tax expense (benefit)	286,154	134,714	230,521
Net income attributable to Mitsubishi UFJ Financial Group	132,051	115,817	(77,661)
Total assets at end of fiscal year	42,930,411	38,556,319	39,486,295
Foreign, Other areas
Foreign Activities Disclosure [Line Items]
Total revenue	1,141,744	1,255,324	951,111
Total expense	705,025	829,820	706,668
Income (loss) before income tax expense (benefit)	436,719	425,504	244,443
Net income attributable to Mitsubishi UFJ Financial Group	407,489	372,228	256,567
Total assets at end of fiscal year	¥ 19,262,366	¥ 15,605,488	¥ 15,925,182